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December 23, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re: INTRUST Funds Trust ("INTRUST")
    Annual Update of the Kansas Tax-Exempt Bond Fund for FYE 8/31/97 Registration Nos. 333-447 and 811-7505

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by INTRUST pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus relating to the Kansas Tax-Exempt Bond Fund, a portfolio of INTRUST, and INTRUST's Statement of Additional Information, each dated December 22, 1997, which would have been filed by INTRUST pursuant to Rule 497(c) of the Act, do not differ from those which were contained in INTRUST's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on December 22, 1997.

Please contact the undersigned at (614) 470-8069 with any questions. Thank you.

Very truly yours,

JEANETTE PEPLOWSKI

Jeanette Peplowski
Assistant Secretary
INTRUST Funds Trust

cc:  Curtis Barnes
     Tom Majewski, Esq.
     Ellen Stoutamire, Esq.